Cover	May 28, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2025
Entity File Number	1-35156
Entity Registrant Name	SURO CAPITAL CORP.
Entity Central Index Key	0001509470
Entity Tax Identification Number	27-4443543
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	931-6331
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0. 01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SSSS
Security Exchange Name	NASDAQ
Sec 6. 00 Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.00% Notes due 2026
Trading Symbol	SSSSL
Security Exchange Name	NASDAQ